Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2021
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	84,471	150,195	581,765

Effect of dilutive securities	—	—	—

Net income attributable to common shareholders after assumed conversions	84,471	150,195	581,765

	2019	2020	2021
	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,536,238	2,537,368	2,537,513

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	452	158	89

Weighted average common shares after assumed conversions	2,536,690	2,537,526	2,537,602

	2019	2020	2021
	(in yen)
Earnings per common share:
Basic net income per common share	33.31	59.19	229.27

Diluted net income per common share (Note)	33.30	59.19	229.26

Note:
For the fiscal years ended March 31, 2020 and 2021, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.